Organization and Principal Activities (Details) - $ / shares							6 Months Ended
	Feb. 05, 2026	Jan. 21, 2026	Sep. 18, 2025	Aug. 25, 2025	Aug. 05, 2025	Feb. 28, 2025	Jun. 30, 2026
Organization and Principal Activities [Line Items]
Disposal of entire equity interest percentage	100.00%
Disposal of entire equity interest pre share	$ 1
Initial term							10 years
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests							94.66%
Astra’s [Member]
Organization and Principal Activities [Line Items]
Percentage of accquisition						100.00%
Pubco Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares							1,635,751
Pubco Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares							10,365,735
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Shares issued		900,000	259,063	500,000	92,593	750,000